Document and Entity Information	Dec. 10, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Yucaipa Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001815302
Document Type	8-K
Document Period End Date	Dec. 10, 2021
Entity Incorporation State Country Code	E9
Entity File Number	001-39422
Entity Tax Identification Number	98-1541929
Entity Address, Address Line One	9130 West Sunset Boulevard
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	(310)
Local Phone Number	228-2894
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value Andone Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	YAC.U
Security Exchange Name	NYSE
Class 160 A 160 Ordinary 160 Shares 160included 160asbrpart 160of 160the 160units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	YAC
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as partof the units, each whole warrantexercisable for one Class A OrdinaryShare at an exercise price of $11.50
Trading Symbol	YAC WS
Security Exchange Name	NYSE